UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7878

Dreyfus LifeTime Portfolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
December 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--35.5%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.1%
Boeing,
Sr. Unscd. Notes	4.88	2/15/20	55,000	64,327
Agriculture--.1%
Altria Group,
Gtd. Notes	9.25	8/6/19	45,000	60,512
Banks--2.6%
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	85,000	82,085
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	55,000	52,470
BB&T,
Sr. Unscd. Notes	6.85	4/30/19	35,000	42,772
BNP Paribas,
Gtd. Notes	5.00	1/15/21	40,000	38,569
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	80,000	87,945
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	94,081
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	50,000	51,502
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	137,867
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	55,000	54,311
Deutsche Bank/London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	81,804
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	91,869
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	35,000	34,602

JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.05	1/24/14	125,000	125,157
JPMorgan Chase & Co.,
Sub. Notes	5.75	1/2/13	50,000	51,880
Keycorp,
Sr. Unscd. Notes	5.10	3/24/21	45,000	46,817
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	55,000	60,544
Landwirtschaftliche Rentenbank,
Gtd. Notes	1.88	9/17/18	50,000	49,724
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	70,877
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	65,000	62,784
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	60,000	61,193
PNC Funding,
Bank Gtd. Notes	5.13	2/8/20	40,000	45,275
Royal Bank of Canada,
Sr. Notes	2.63	12/15/15	50,000	51,443
Royal Bank of Scotland,
Bank Gtd. Notes	4.38	3/16/16	75,000	71,617
US Bancorp,
Sr. Unscd. Notes	2.45	7/27/15	75,000	76,929
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	27,246
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	32,291
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	57,049
				1,740,703
Building & Construction--.1%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	51,954
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	7.60	5/15/14	115,000	130,116
E.I. Du Pont De Nemours,

Sr. Unscd. Notes	5.75	3/15/19	60,000		72,866
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000		15,676
					218,658
Consumer Products--.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000		48,987
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000		38,858
					87,845
Diversified Financial Services--.7%
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000		59,198
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000		35,215
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	75,000		78,417
General Electric Capital,
Sr. Unscd. Notes	2.25	11/9/15	85,000		85,458
General Electric Capital,
Sr. Unscd. Notes	4.63	1/7/21	40,000		41,574
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000		59,347
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	25,000		25,500
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000		50,125
					434,834
Diversified Metals & Mining--.3%
Barrick Gold,
Sr. Unscd. Notes	6.95	4/1/19	30,000	a	36,896
Rio Tinto Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000		43,450
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	40,000		40,962
Vale Overseas,
Gtd. Notes	4.63	9/15/20	45,000		46,760
					168,068

Electric Utilities--.6%
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	29,554
Duke Energy Carolinas,
First Mortgage Bonds	5.30	10/1/15	85,000	96,831
Duke Energy,
Sr. Unscd. Notes	5.05	9/15/19	50,000	56,820
Kentucky Utilities,
First Mortgage Bonds	3.25	11/1/20	40,000	41,723
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	35,079
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	38,683
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	52,299
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	28,002
				378,991
Food & Beverages--.3%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	55,000	60,574
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.75	1/15/19	45,000	58,365
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	40,000	46,231
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	55,000	62,410
				227,580
Environmental Control--.1%
Waste Management,
Gtd. Notes	4.60	3/1/21	45,000	48,856
Foreign/Governmental--2.3%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	52,477
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	75,000	78,829
Brazilian Government,
Sr. Unscd. Bonds	8.88	10/14/19	40,000	55,800

Chilean Government,
Sr. Unscd. Bonds	5.50	1/15/13	75,000	78,676
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	125,000	124,495
European Investment Bank,
Sr. Unscd. Notes	1.25	2/14/14	100,000	100,014
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	87,314
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	35,000	40,714
International Finance,
Sr. Notes	2.25	4/11/16	80,000	84,457
Italian Government,
Sr. Unscd. Notes	4.38	6/15/13	85,000	83,632
KFW,
Gov't Gtd. Notes	2.75	9/8/20	50,000	51,840
KFW,
Gov't Gtd. Notes	3.50	5/16/13	145,000	150,512
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000	75,833
Mexican Government,
Sr. Unscd. Notes	5.13	1/15/20	36,000	41,310
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	20,000	23,100
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	55,000	62,700
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	43,405
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	50,000	55,500
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000	52,157
Province of Ontario Canada,
Sr. Unscd. Bonds	1.38	1/27/14	110,000	111,208
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	30,000	33,177
Province of Quebec Canada,

Unscd. Debs.	4.88	5/5/14	45,000	49,106
				1,536,256
Health Care--.8%
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	70,000	82,198
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	40,000	41,460
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	40,000	41,111
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000	64,261
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000	24,182
Laboratory Corporation of America
Holdings, Sr. Unscd. Notes	4.63	11/15/20	40,000	42,314
Medtronic,
Sr. Unscd. Notes	3.00	3/15/15	65,000	68,694
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	40,000	44,404
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	40,000	41,861
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	34,609
Wyeth,
Gtd. Notes	5.50	2/1/14	25,000	27,420
				512,514
Manufacturing--.2%
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000	36,483
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000	45,970
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/21	40,000	45,249
				127,702
Media--.4%
CBS,
Gtd. Notes	5.75	4/15/20	45,000	50,677
Comcast,

Gtd. Notes	5.15	3/1/20	35,000	39,870
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000	49,986
News America,
Gtd. Notes	6.90	3/1/19	30,000	35,310
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	34,664
Viacom,
Sr. Unscd. Notes	4.50	3/1/21	40,000	42,312
				252,819
Municipal Bonds--.1%
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000	73,127
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	6.35	5/15/18	55,000	62,037
Oil & Gas--.8%
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	54,934
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	100,000	111,243
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	25,000	30,170
Consolidated Natural Gas,
Sr. Unscd. Notes, Ser. A	5.00	12/1/14	40,000	43,865
Ensco,
Sr. Unscd. Notes	4.70	3/15/21	40,000	41,734
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	57,434
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000	32,981
Petroleos Mexicanos,
Gtd. Notes	8.00	5/3/19	30,000	37,575
Valero Energy,
Gtd. Notes	6.13	6/15/17	50,000	55,897
Weatherford Bermuda Holdings,
Gtd. Notes	9.63	3/1/19	45,000	58,278
				524,111

Pipelines--.1%
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	45,000	52,765
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	40,000	44,145
				96,910
Property & Casualty Insurance--.3%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	45,000	44,121
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	40,000	48,724
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	65,000	68,691
Travelers,
Sr. Unscd. Notes	5.90	6/2/19	40,000	47,662
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	16,511
				225,709
Real Estate--.2%
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	75,000	80,433
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	32,495
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	21,648
Prologis,
Gtd. Notes	6.88	3/15/20	4,000	4,448
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	27,257
				166,281
Retail--.3%
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	32,827
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	57,803
Lowe's,
Sr. Unscd. Notes	6.10	9/15/17	45,000	53,516
Wal-Mart Stores,

Sr. Unscd. Notes	3.25	10/25/20	35,000	37,498
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	30,000	36,824
				218,468
Technology--.4%
Google,
Sr. Unscd. Notes	3.63	5/19/21	40,000	43,816
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	39,306
Microsoft,
Sr. Unscd. Notes	3.00	10/1/20	40,000	42,636
Oracle,
Sr. Unscd. Notes	4.95	4/15/13	90,000	95,074
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	50,000	60,756
				281,588
Telecommunications--.7%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	40,000	44,024
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	69,890
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	56,428
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000	36,594
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	24,025
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	41,900
Verizon Communications,
Sr. Unscd. Notes	1.95	3/28/14	115,000	117,440
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	28,978
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	44,365
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	29,061
				492,705

Transportation--.2%
Burlington North Santa Fe,
Sr. Unscd. Notes	4.70	10/1/19	40,000		44,965
Canadian Pacific Railway,
Sr. Unscd. Notes	7.25	5/15/19	35,000		41,098
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000		53,120
					139,183
U.S. Government Agencies--3.1%
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000		143,302
Federal Home Loan Banks,
Bonds	1.00	3/27/13	150,000		151,313
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000		106,997
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000		5,171
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000		92,552
Federal Home Loan Banks,
Bonds	5.00	11/17/17	40,000	a	48,066
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000		47,487
Federal Home Loan Mortgage Corp.,
Notes	1.75	9/10/15	75,000	c	77,449
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	115,000	c	119,717
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	65,000	a,c	74,319
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000	c	95,758
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000	c	183,685
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/15	100,000	c	111,583
Federal National Mortgage
Association, Notes	0.88	8/28/14	125,000	c	125,692
Federal National Mortgage

Association, Notes	2.38	7/28/15	175,000c	184,796
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000c	89,116
Federal National Mortgage
Association, Notes	4.38	3/15/13	195,000c	204,616
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000c	22,620
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000c	65,027
Federal National Mortgage
Association, Bonds	5.00	5/11/17	80,000c	95,071
				2,044,337
U.S. Government Securities--20.2%
U.S. Treasury Bonds:
7.25%, 5/15/16			105,000	134,671
8.50%, 2/15/20			100,000a	153,820
8.75%, 5/15/17			90,000	126,858
8.75%, 5/15/20			70,000	109,621
10.63%, 8/15/15			50,000	68,106
11.25%, 2/15/15			65,000a	86,745
U.S. Treasury Notes:
0.50%, 11/15/13			200,000	200,953
0.50%, 8/15/14			275,000a	276,289
0.63%, 7/15/14			75,000	75,592
1.00%, 8/31/16			125,000a	126,387
1.25%, 8/31/15			110,000a	112,939
1.38%, 3/15/13			225,000a	228,243
1.50%, 12/31/13			285,000	292,125
1.75%, 7/31/15			485,000	506,294
1.75%, 5/31/16			60,000a	62,752
1.88%, 2/28/14			400,000a	413,688
1.88%, 4/30/14			410,000a	424,926
1.88%, 10/31/17			50,000	52,285
2.13%, 11/30/14			100,000a	105,047
2.13%, 8/15/21			235,000a	241,059
2.25%, 1/31/15			250,000a	264,121
2.38%, 3/31/16			75,000	80,326
2.50%, 4/30/15			50,000a	53,367

2.50%, 6/30/17	250,000a	270,410
2.63%, 6/30/14	150,000a	158,555
2.63%, 12/31/14	150,000	160,008
2.63%, 8/15/20	380,000a	409,895
2.63%, 11/15/20	555,000a	597,579
2.75%, 2/15/19	195,000a	213,601
3.13%, 4/30/13	465,000	483,001
3.13%, 9/30/13	375,000	393,765
3.13%, 1/31/17	200,000	222,344
3.13%, 5/15/19	185,000a	207,460
3.25%, 5/31/16	150,000	166,465
3.25%, 7/31/16	200,000	222,422
3.25%, 3/31/17	100,000a	111,984
3.38%, 6/30/13	255,000	267,013
3.38%, 7/31/13	75,000	78,721
3.38%, 11/15/19	210,000a	239,416
3.50%, 5/31/13	425,000	444,656
3.50%, 2/15/18	215,000a	245,151
3.50%, 5/15/20	125,000a	143,818
3.63%, 5/15/13	70,000a	73,259
3.63%, 8/15/19	170,000a	196,921
3.63%, 2/15/20	200,000a	231,984
3.75%, 11/15/18	35,000	40,723
3.88%, 2/15/13	110,000	114,546
4.00%, 2/15/14	135,000	145,610
4.00%, 8/15/18	120,000a	141,347
4.13%, 5/15/15	210,000a	235,610
4.25%, 8/15/13	345,000a	367,344
4.25%, 11/15/13	125,000a	134,268
4.25%, 8/15/14	225,000	247,887
4.25%, 11/15/14	345,000a	383,112
4.25%, 8/15/15	190,000	215,338
4.25%, 11/15/17	140,000	165,386
4.50%, 11/15/15	170,000	195,473
4.50%, 2/15/16	120,000	138,759
4.63%, 11/15/16	495,000	584,642
4.63%, 2/15/17	200,000	237,359
4.75%, 8/15/17	165,000a	198,696

4.88%, 8/15/16	60,000	71,170
5.13%, 5/15/16	145,000	172,561
		13,524,473
Total Bonds and Notes
(cost $22,834,617)		23,760,548

Common Stocks--47.5%	Shares	Value ($)
Consumer Discretionary--3.9%
Aaron's	4,110	109,655
Best Buy	3,715	86,820
CBS, Cl. B	4,430	120,230
Dillard's, Cl. A	4,475	200,838
GameStop, Cl. A	5,225b	126,079
ITT Educational Services	925b	52,623
Kohl's	3,250	160,388
Las Vegas Sands	3,295b	140,795
News, Cl. A	12,845	229,155
O'Reilly Automotive	4,540b	362,973
Viacom, Cl. B	10,170	461,820
Weight Watchers International	2,250	123,773
Wynn Resorts	3,520	388,925
Yum! Brands	900	53,109
		2,617,183
Consumer Staples--6.3%
Coca-Cola	1,300	90,961
Coca-Cola Enterprises	16,290	419,956
Constellation Brands, Cl. A	18,885b	390,353
CVS Caremark	14,700	599,466
Dr. Pepper Snapple Group	9,805	387,101
Kroger	19,025	460,786
Philip Morris International	10,900	855,432
Procter & Gamble	2,234	149,030
Smithfield Foods	5,275b	128,077
Wal-Mart Stores	8,772	524,215
Walgreen	6,070	200,674
		4,206,051
Energy--6.8%
Chevron	9,230	982,072

ConocoPhillips	9,250	674,048
Exxon Mobil	15,614	1,323,443
Halliburton	9,410	324,739
Helmerich & Payne	6,075	354,537
Marathon Oil	18,620	545,007
Tesoro	1,370b	32,003
Valero Energy	16,075	338,379
		4,574,228
Financial--5.6%
Aetna	4,080	172,135
Aflac	7,375	319,042
American Capital	10,265b	69,083
Capital One Financial	2,760	116,720
Discover Financial Services	17,400	417,600
Franklin Resources	1,565	150,334
JPMorgan Chase & Co.	17,742	589,922
KeyCorp	41,415	318,481
Leucadia National	14,670	333,596
Lincoln National	10,055	195,268
MetLife	8,285	258,326
Moody's	2,910	98,009
Prudential Financial	6,150	308,238
SunTrust Banks	4,180	73,986
Wells Fargo & Co.	12,810	353,044
		3,773,784
Health Care--6.4%
Abbott Laboratories	6,400	359,872
Agilent Technologies	7,200b	251,496
Amgen	9,065	582,064
Baxter International	3,195	158,089
Becton Dickinson & Co.	3,300	246,576
Bristol-Myers Squibb	9,100	320,684
Cardinal Health	2,425	98,479
Eli Lilly & Co.	13,225	549,631
Humana	1,600	140,176
Johnson & Johnson	7,681	503,720
Merck & Co.	1,800	67,860
Pfizer	22,076	477,725

St. Jude Medical	6,400	219,520
UnitedHealth Group	3,500	177,380
WellPoint	2,335	154,694
		4,307,966
Industrial--4.6%
3M	1,925	157,330
Caterpillar	2,055	186,183
CSX	5,855	123,306
Cummins	2,830	249,097
Fluor	2,970	149,243
General Dynamics	3,025	200,890
General Electric	27,886	499,438
Lockheed Martin	1,430	115,687
Northrop Grumman	6,800	397,664
Parker Hannifin	1,125	85,781
Raytheon	580	28,060
Union Pacific	2,510	265,909
United Parcel Service, Cl. B	5,925	433,651
United Technologies	2,625	191,861
		3,084,100
Information Technology--8.1%
Apple	2,795b	1,131,975
BMC Software	6,100b	199,958
CA	18,575	375,494
Dell	3,985b	58,301
Dolby Laboratories, Cl. A	630b	19,221
Google, Cl. A	37b	23,898
Hewlett-Packard	10,640	274,086
IAC/InterActiveCorp	2,135	90,951
Intel	9,955	241,409
International Business Machines	3,920	720,810
LSI	21,900b	130,305
MasterCard, Cl. A	550	205,051
Microsoft	34,577	897,619
Motorola Solutions	4,239	196,223
NVIDIA	11,630b	161,192
Oracle	9,005	230,978
Symantec	11,370b	177,940

Tech Data	710	b	35,081
Visa, Cl. A	2,585		262,455
			5,432,947
Materials--1.6%
CF Industries Holdings	1,340		194,273
Domtar	3,005		240,280
Freeport-McMoRan Copper & Gold	5,485		201,793
Monsanto	2,930		205,305
Mosaic	2,300		115,989
PPG Industries	1,025		85,577
			1,043,217
Telecommunication Services--2.2%
AT&T	29,525		892,836
Verizon Communications	13,686		549,082
			1,441,918
Utilities--2.0%
American Electric Power	11,400		470,934
Consolidated Edison	5,445		337,753
Southern	2,065		95,589
Wisconsin Energy	11,735		410,256
			1,314,532
Total Common Stocks
(cost $30,352,887)			31,795,926
	Principal
Short-Term Investments--1.6%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.02%, 3/22/12
(cost $1,049,962)	1,050,000	[d]	1,049,965

Other Investment--15.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,295,823)	10,295,823	[e]	10,295,823
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $87,250)	87,250[e]	87,250
Total Investments (cost $64,620,539)	100.1%	66,989,512
Liabilities, Less Cash and Receivables	(.1%)	(74,310)
Net Assets	100.0%	66,915,202

a	Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was
$7,069,883 and the value of the collateral held by the fund was $7,265,406, consisting of cash collateral of $87,250 and U.S. Government and Agency securities valued at $7,178,156.
b	Non-income producing security.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $64,620,539.

Net unrealized appreciation on investments was $2,368,973 of which $3,932,875 related to appreciated investment securities and $1,563,902 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	47.5
U.S. Government & Agencies	23.3
Short-Term/Money Market Investments	17.1
Corporate Bonds	9.8
Foreign/Governmental	2.3
Municipal Bonds	.1
100.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
December 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2011($)
Financial Futures Long
MSCI EAFE	42	2,959,740	March 2012	36,839
Russell 2000 Mini	106	7,831,280	March 2012	(23,216)

Gross Unrealized Appreciation				36,839
Gross Unrealized Depreciation				(23,216)

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	6,582,355	-	6,582,355
Equity Securities - Domestic+	31,795,926	-	-	31,795,926
Foreign Government	-	1,536,256	-	1,536,256
Municipal Bonds	-	73,127	-	73,127
Mutual Funds	10,383,073	-	-	10,383,073
U.S. Government Agencies/Mortgage-Backed	-	2,044,337	-	2,044,337

U.S. Treasury	-	14,574,438	-	14,574,438
Other Financial Instruments:
Futures++	36,839	-	-	36,839
Liabilities ($)
Other Financial Instruments:
Futures++	(23,216)	-	-	(23,216)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)